Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments	The Company had the following delivery installment commitments:

	As of December 31,
(In $ millions)	2024	2023
Delivery installments for jack-up drilling rigs	—	319.8
Total	—	319.8

Other Commercial Commitments
The Company has the following guarantee commitments:

	As of December 31,
(In $ millions)	2024	2023
Bank guarantees, letters of credit and performance bonds(1)	42.9	29.0
Total	42.9	29.0
(1) In November 2023, the Company entered into a new facility with DNB Bank ASA (in connection with the entry into the RCF) to provide guarantees and letters of credit of up to $30.0 million and in August 2024, the Company increased the $30.0 million Guarantee Facility to $45.0 million collateralized by the same security that secures the Notes. As a result, no restricted cash is supporting bank guarantees as at December 31, 2024 and as at December 31, 2023.
As of December 31, 2024, the expected expiration dates of these obligations are as follows:

(In $ millions)	Less than 1 year	2-3 years	4-5 years	Thereafter	Total
Bank guarantees, letters of credit and performance bonds	13.7	23.7	5.0	0.5	42.9

Assets Pledged as Collateral	Assets pledged as collateral

	As of December 31,
(In $ millions)	2024	2023
Book value of jack-up rigs pledged as collateral for debt facilities	2,671.7	2,578.3